20. Related Party Transactions and Balances	12 Months Ended
Dec. 31, 2018
Related Party Transactions And Balances
Related Party Transactions and Balances

Note 20 — Related Party Transactions and Balances

The Company entered into five non-interest bearing unsecured promissory notes with one director of the Company which amounted to $420,000. The notes were to be repaid on the earlier of consummation of the Business Combination or liquidation of the Company. At the closing of the Business Combination, the funds released from the Trust Account were less than the aggregate of all payables. The director agreed to extend the repayment date of the $420,000 promissory note to a later date to be determined by mutual agreement between the Company and the director.

On July 1, 2014, all the aforementioned non-interest bearing unsecured promissory notes amounting to $420,000 and $230,000 of reimbursable expenses owed to one director, and an additional cash injection of $30,000 to the Company on June 26, 2014 were converted to an interest bearing unsecured convertible promissory note of $680,000 with an interest rate of 10% per annum, compounding annually. The note matures on the earlier of (i) the date on which the Company liquidates and winds-up its affairs, or (ii) June 30, 2015 (one year from the date of the interest bearing unsecured note). The convertible feature grants the payee the option to convert the principal sum and any unpaid interest for the lower of (1) $2.29 per share, or (2) the price per share of the Company’s next round of financing. Following the conversion of this aforementioned non-interest bearing unsecured promissory note to an interest bearing unsecured convertible promissory note, the Company further entered into various additional interest bearing unsecured convertible promissory notes during 2016, 2017 and 2018 which amounted to $4,090,000 with the same interest rate and similar convertible feature as the previously converted notes. During 2018, 2017 and 2016, the interest bearing unsecured convertible promissory notes from 2017, 2016 and 2015 reached maturity. The Company was not in a position to repay the notes or the accrued interest. As a result, the Company issued new interest bearing unsecured convertible promissory notes (“Roll-over Notes”) to the director for the principal and accrued unpaid interest. These Roll-over Notes have the same interest rate and similar convertible feature as the original convertible notes. The total interest bearing unsecured promissory notes payable to this director amounted to $5,337,308, $4,718,952 and $3,608,100 as of December 31, 2018, 2017 and 2016, respectively. Due to the specific terms of the conversion feature on these promissory notes, these notes are classified as convertible notes with an embedded derivative liability. The host loan is accounted for at amortized cost, with an embedded derivative liability being measured at fair value with changes in value being recorded in profit and loss. The embedded derivative liability is calculated first and the residual value is assigned to the debt host liability component. Amortization expense for the years ended December 31, 2018, 2017 and 2016 amounted to $1,674,013, $1,813,934 and $2,132,808, respectively, with the unamortized portion amounting to $971,852, $731,473 and $1,122,997, respectively. The derivative liability related to these promissory notes as of December 31, 2018, 2017 and 2016 was $476,572, $1,859,700 and $794,235, respectively (see note 24 — Derivative Financial Liabilities). As of the date of this report, the convertible right had not been exercised. The Company has an interest payable to this director in the amount of $1,490,926, $1,005,089 and $581,648 as of December 31, 2018, 2017 and 2016, respectively (see note 30 — Subsequent Events).

From time to time, the Company’s executives incurred expenses on behalf of the Company for various office and travel expenses prior to the Business Combination in September, 2013 and during the major management change occurred in May, 2014. No interest is charged by the executives on any outstanding balance owed by the Company. For the years ended December 31, 2018, 2017 and 2016, total expenses paid by the executives on behalf of the Company totaled $25,126, $32,286 and $136,591, respectively. Total expenses payable to the Company’s executives amount to $56,143, $31,017 and $136,591 as of December 31, 2018, 2017 and 2016, respectively and are included in due to related party in the accompanying consolidated statements of financial position.

Separately on December 16, 2014, the Company and one of the current officers agreed to convert $18,000 of the outstanding balance owed by the Company to an interest bearing unsecured promissory note with the same interest rate and similar convertible feature as the ones aforementioned between the Company and the director. The outstanding balance arose from the services the officer provided to the Company after the Business Combination and before becoming the current officer of the Company. During 2015, at the maturity of this note, the Company was not in a position to repay this note or the accrued interest. The Company issued new unsecured convertible promissory notes to this officer. Similar to the aforementioned Roll-over Notes between the Company and the director, the principal amount of this new note consisted of the original principal amount plus the accrued unpaid interest with the same interest rate and similar convertible feature. On December 16, 2016, the maturity of the roll-over note, the note was not renewed. The Company and the officer have agreed on an installment repayment plan of $2,500 per month for the principal and interest related to this matured note. The outstanding principal and interest was fully repaid as of December 31, 2017.

In connection to the management change by way of majority shareholder consent on May 5, 2014, a non-employee consultant from prior to the Business Combination became an officer of the Company. The outstanding amount of $55,000 for services provided by the consultant had not been paid by the Company as of December 31, 2015 and was classified as due to related party as of December 31, 2015. The outstanding amount was fully repaid as of December 31, 2016.

The Company agreed to pay Kaiyuan Real Estate Development (“Kaiyuan”) a total of $7,500 per month for office space, administrative services and secretarial support for a period commencing March 24, 2011 and ending on the consummation of its Business Combination. Kaiyuan is an affiliate of Mr. Yong Hui Li, the Company’s chairman prior to the Business Combination. There were no expenses incurred under this agreement for the years ended December 31, 2017, 2016 and 2015. The Company had a payable to Kaiyuan of $203,312 as at December 31, 2016 and 2015. During 2017, Kaiyuan and the Company has reached an agreement to cancel the outstanding payable in full. The cancelled outstanding payable is included in share premium in the accompanying consolidated statements of financial position as of December 31, 2017 as a non-cash capital contribution.

In April 2016, a director was granted $248,000 as compensation for the year ended December 31, 2015. In addition, in April 2016, the Company granted 100,000 stock options to the same director for the services provided in 2015, pursuant to which 60% vested immediately with the remaining balance vesting over 14 months following the grant date. The fair value of the options granted to this director using the Black-Scholes option-pricing model was $88,400 (see note 26 — Share-Based Payment). Separately, in April 2016, the Company granted compensation of $248,000 to the Interim Chief Executive Officer and 100,000 stock options at an exercise price of $2.94 per share for services provided in 2015. 60% of the stock options granted vested immediately on the grant date with remaining balance vesting over 14 months following the grant date. The fair value of the stock options granted to the Interim Chief Executive Officer using the Black-Scholes option-pricing model was $88,400. Further, in April 2016, the Company granted additional compensation of $93,000 in 2015 to the Interim Chief Financial Officer and 30,000 stock options at an exercise price of $2.94 for services provided in 2015. The stock options granted vest over 18 months from the grant date. The fair value of the stock options granted to the Interim Chief Financial Officer using the Black-Scholes option-pricing model was $26,520. All 2015 compensation amounts were accrued as due to related parties as of December 31, 2018, 2017 and 2016. Further, in March 2017, the Company granted compensation of $50,000 to its Interim Chief Executive Officer as compensation for services rendered during 2016, which has been accrued as due to related parties as of December 31, 2018, 2017 and 2016.